Spin-Off Charges (Reconciliation Of Accrued Spin-off Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Restructuring and Related Cost [Abstract]
Balance at the beginning of the period	$ 2
Costs incurred	3		$ 7		$ 3
Costs paid or otherwise settled	(5)		(5)
Balance at the end of the period			2
Prepaid Spin-off charges			2
Spin-off [Member]
Restructuring and Related Cost [Abstract]
Balance at the beginning of the period	1
Costs incurred	22	[1]	13
Costs paid or otherwise settled	$ (23)		(12)	[1]
Balance at the end of the period			$ 1

[1]	An additional $2 million of Spin-off charges were pre-paid in 2017 and subsequently expensed in 2018, which is included in Prepaid expenses and other assets on the accompanying consolidated and combined statements of financial position as of December 31, 2017.